Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 302,446	£ 229,236
Derivative financial liabilities	300,775	229,204
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	4,469	3,155
Derivative financial liabilities	£ 6,239	£ 3,989